(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
(LOSS) INCOME PER SHARE
Schedule of loss per share calculation

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2020	31, 2021	31, 2022	31, 2022
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net (loss) income attributable to ordinary shareholders before change in redeemable noncontrolling interest	397,883,388	(411,234,755)	(974,859,050)	(141,341,275)
Change in redeemable noncontrolling interest	(1,190,122)	—	—	—
Net (loss) income attributable to ordinary shareholders	396,693,266	(411,234,755)	(974,859,050)	(141,341,275)

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	163,599,920	495,304,894	720,237,128	720,237,128

Net (loss) income attributable to holders of ordinary shares per share
- Basic and diluted	2.42	(0.83)	(1.35)	(0.20)